Operations and principal activities - Consolidated financial statements (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Operations and principal activities
Net cash provided by/(used in) operating activities	¥ (112,873)	$ (16,365)	¥ 84,287	¥ 179,180
Acquisitions of subsidiaries, net of cash acquired	97,492	14,135	636,872	40,911
Net cash used in investing activities	(572,212)	(82,963)	339,822	123,845
Net cash provided by/(used in) financing activities	(13,586)	(1,970)	(216,743)	(5,804)
Net increase/(decrease) in cash, cash equivalents and restricted cash	(642,809)	$ (93,199)	198,124	244,500
VIEs and VIEs Subsidiaries
Operations and principal activities
Net cash used in Group companies	(302,028)		(846,063)	(148,574)
Others operating activities	278,354		538,711	428,307
Net cash provided by/(used in) operating activities	(23,674)		(307,352)	279,733
Purchase of short-term investments	(40,500)		(40,000)	(354,235)
Proceeds from maturities of short-term investments	36,000		110,000	403,000
Acquisitions of subsidiaries, net of cash acquired			(902)
Loans to Group companies	(37,000)		(164,000)
Repayments from Group companies			82,006
Other investing activities	(33,444)		(26,244)	(196,768)
Net cash used in investing activities	(74,944)		(39,140)	(148,003)
Borrowings under loan from Group companies	63,548		289,903
Repayments to borrowings under loan from Group companies	(56,252)		(68,677)
Other financing activities	661			(6,500)
Net cash provided by/(used in) financing activities	7,957		221,226	(6,500)
Net increase/(decrease) in cash, cash equivalents and restricted cash	¥ (90,661)		¥ (125,266)	¥ 125,230